Intangible Assets, Net	12 Months Ended
Mar. 31, 2025
Intangible Assets, Net [Abstract]
Intangible assets, net
9.	Intangible assets, net

Intangible assets of the Company were mainly as follows:

	As of March 31,	As of March 31,
	2024	2025
	RMB	RMB

Cost:
Trademark	474	482
License	3,530	3,530
Dealership	31,717	31,717
Total cost	35,721	35,729
Less: Accumulated amortization	(17,811)	(21,058)
Intangible assets, net	17,910	14,671

License and dealership resulting from the business combinations completed during the year ended March 31,2021 have been allocated to the single reporting unit of the Company. The total carrying amount of intangible assets resulting from the business combinations were RMB 17.9 million and RMB 14.7 million as of March 31, 2024 and 2025, respectively.

The total amortization expenses of the intangible assets charged to the consolidated statements of operations and comprehensive loss amounted to approximately RMB4.0 million, RMB3.7 million and RMB3.2 million for the years ended March 31, 2023, 2024 and 2025, respectively.

The annual estimated amortization expense for intangible assets subject to amortization for the succeeding five years is as follows:

	As of March 31,
	2026	2027	2028	2029	2030
Amortization expenses	3,212	3,209	3,194	3,179	1,857